Share-based payments	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Share-based payments
Note 33. Share-based payments
All of the options set out below have been issued to employees and directors under the ESOP. During the financial year an expense of $1,674,581 was recognised.
2022

	Number of options 2022	Weighted average exercise price 2022	Number of options 2021	Weighted average exercise price 2021

Outstanding at the beginning of the financial year	4,219,000	$0.8911	2,775,167	$0.7970
Granted	4,800,000	$1.6110	2,200,000	$1.0915
Exercised	(25,000)	$0.6700	(441,500)	$0.6195
Expired	(338,500)	$1.1123	(314,667)	$1.8473

Outstanding at the end of the financial year	8,655,500	$1.2826	4,219,000	$0.8911

Exercisable at the end of the financial year	3,180,500	$0.8770	2,506,667	$0.6195

2022

Tranche	Grant date	Expiry date	Exercise price	Balance at the start of the year	Granted	Exercised	Expired / lapsed on termination of employment	Balance at the end of the year

1	05/09/2016	05/09/2021	$1.6300	50,000	—	—	(50,000)	—
2	12/10/2016	17/10/2021	$1.5600	62,000	—	—	(62,000)	—
3	31/10/2016	01/11/2021	$1.3800	12,500	—	—	(12,500)	—
4	21/11/2016	23/11/2021	$1.3800	50,000	—	—	(50,000)	—
5	07/08/2017	07/08/2022	$0.6700	87,000	—	(25,000)	(46,500)	15,500
6	05/02/2018	05/02/2023	$0.7800	320,000	—	—	(80,000)	240,000
7	04/01/2019	04/01/2024	$0.4925	37,500	—	—	(37,500)	—
8	13/11/2019	13/11/2023	$0.4925	1,200,000	—	—	—	1,200,000
9	13/01/2020	13/01/2025	$0.8812	200,000	—	—	—	200,000
10	09/11/2020	09/11/2024	$1.1320	1,200,000	—	—	—	1,200,000
11	09/11/2020	09/11/2024	$0.8812	800,000	—	—	—	800,000
12	04/01/2021	04/01/2025	$1.6900	200,000	—	—	—	200,000
13	09/09/2021	21/06/2026	$1.3700	—	100,000	—	—	100,000
14	16/11/2021	16/11/2025	$1.6900	—	1,000,000	—	—	1,000,000
15	16/11/2021	16/11/2025	$2.2400	—	1,500,000	—	—	1,500,000
16	16/11/2021	16/11/2025	$1.5600	—	800,000	—	—	800,000
17	01/02/2022	01/02/2027	$0.9400	—	500,000	—	—	500,000
18	01/02/2022	01/02/2027	$0.9400	—	800,000	—	—	800,000
19	24/05/2022	24/05/2027	$0.7800	—	100,000	—	—	100,000

				4,219,000	4,800,000	(25,000)	(338,500)	8,655,500

Weighted average exercise price				$0.8911	$1.6110	$0.6700	$1.1123	$1.2826
At the end of the period the following outstanding options were vested and exercisable:
- Options in tranche 1 - 4 expired during the year
- Options in tranches 1 - 8 were vested and exercisable, apart from those in the above table which have expired
- Options in tranches 9 - 10 were vested and exercisable as to 50%
- Options in tranche 11 were vested and exercisable as to 75%
- Options in tranches 12 - 14 were vested and exercisable as to 25%
- Options in tranches 15 - 19 were unvested
The weighted average remaining contractual life of options outstanding at 30 June 2022 is 3.048 years.

2021

Tranche	Grant date	Expiry date	Exercise price	Balance at the start of the year	Granted	Exercised	Expired / lapsed on termination of employment	Balance at the end of the year

1	16/11/2015	16/11/2020	$2.2000	236,667	—	—	(236,667)	—
2	05/09/2016	05/09/2021	$1.6300	50,000	—	—	—	50,000
3	12/10/2016	17/10/2021	$1.5600	62,000	—	—	—	62,000
4	31/10/2016	01/11/2021	$1.3800	12,500	—	—	—	12,500
5	21/11/2016	23/11/2021	$1.3800	50,000	—	—	—	50,000
6	07/08/2017	07/08/2022	$0.6700	224,000	—	(121,500)	(15,500)	87,000
7	05/02/2018	05/02/2023	$0.7800	440,000	—	(120,000)	—	320,000
8	04/01/2019	04/01/2024	$0.4925	250,000	—	(200,000)	(12,500)	37,500
9	13/11/2019	13/11/2023	$0.4925	1,200,000	—	—	—	1,200,000
10	13/01/2020	13/01/2025	$0.8812	250,000	—	—	(50,000)	200,000
11	09/11/2020	09/11/2024	$1.1320	—	1,200,000	—	—	1,200,000
12	09/11/2020	09/11/2024	$0.8812	—	800,000	—	—	800,000
13	04/01/2021	04/01/2025	$1.6900	—	200,000	—	—	200,000

				2,775,167	2,200,000	(441,500)	(314,667)	4,219,000

Weighted average exercise price				$0.7970	$1.0915	$0.6195	$1.8473	$0.8911
At the end of the period the following outstanding options were vested and exercisable:
- Options in tranche 1 have expired during the year
- Options in tranches 2 - 8 were vested and exercisable except for tranche 6 which was vested as to 53%
- Options in tranche 9 were vested as to 1million of the 1.2million options on issue
- Options in tranches
10-12
were 25% vested
- Options in tranche 13 were unvested at year end
The weighted average remaining contractual life of options outstanding at 30 June 2021 is 2.6 years.
Employee share options
During the year ended 30 June 2022, 4,800,000 options have been issued to directors and employees by the consolidated entity pursuant to the Company’s Employee Share Option Plan.

•	Tranche 14 vests as to 25% immediately on issue and then in three equal annual amounts from one year from the date of issue.

•	Tranches 13 & 15 - 19 vest in four equal annual amounts from one year of the date of issue
Vesting conditions for options within all tranches, is based on service period only; i.e. options will only vest if the option holder continues to be a full-time employee with the Company or an Associated Company during the vesting period relating to the option.
Conditions for an option to be exercised:

•	The option must have vested;

•	Option holder must have provided the Company with an Exercise Notice and have paid the Exercise Price for the option;

•	The Exercise Notice must be for the exercise of at least the Minimum Number of Options; and

•	The Exercise Notice must have been provided to the Company and Exercise Price paid before the expiry of 5 years from the date the Option is issued.

Options Valuation
In order to obtain a fair valuation of these options, the following assumptions have been made:
The Black Scholes option valuation methodology has been used with the expectation that the majority of these options would be exercised towards the end of the option term. Inputs into the Black Scholes model includes the share price at grant date, exercise price, volatility, and the risk free rate of a five year Australian Government Bond on grant date.
Risk-free rate and grant date
For all tranches, the risk-free rate of a five-year Australian Government bond on grant date was used. Please refer to the table below for details.
The abovementioned options have various vesting periods and exercising conditions. These options are unlisted as at 30 June 2022.
No dividends are expected to be declared or paid by the consolidated entity during the terms of the options.
The underlying expected volatility was determined by reference to historical data of the Company’s shares over a period of time. No special features inherent to the options granted were incorporated into measurement of fair value.
Based on the above assumptions, the table
below
sets out the valuation for each tranche of options:

Grant date	Expiry date	Share price at Grant Date	Exercise price	Volatility (%)	Dividend yield (%)	Risk free Rate (%)	Fair value per option

07/08/2017	07/08/2022	$0.4300	$0.6700	74.50%	—	1.95%	$0.206
05/02/2018	05/02/2023	$0.5000	$0.7800	74.50%	—	1.95%	$0.200
13/11/2019	13/11/2023	$0.4100	$0.4925	74.50%	—	1.95%	$0.180
13/01/2020	13/01/2025	$0.6200	$0.8812	74.50%	—	1.95%	$0.340
09/11/2020	09/11/2024	$0.8900	$1.1320	90.00%	—	0.10%	$0.413
09/11/2020	09/11/2024	$0.8900	$0.8812	90.00%	—	0.10%	$0.503
04/01/2021	04/01/2025	$1.1850	$1.6900	90.00%	—	0.19%	$0.600
09/09/2021	21/06/2026	$1.4200	$1.3700	76.00%	—	1.50%	$0.880
16/11/2021	16/11/2025	$1.5700	$1.6900	76.00%	—	1.50%	$0.850
16/11/2021	16/11/2025	$1.5700	$2.2400	76.00%	—	1.50%	$0.750
16/11/2021	16/11/2025	$1.5700	$1.5600	76.00%	—	1.50%	$0.970
01/02/2022	01/02/2027	$0.9600	$0.9400	79.00%	—	1.50%	$0.590
24/05/2022	24/05/2027	$0.8000	$0.7800	44.00%	—	2.95%	$0.630